UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $157,486 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABX AIR INC                    COM              00080S101     8069  1777946 SH       SOLE                  1777946
AMERIPRISE FINL INC            COM              03076C106    12102   211800 SH       SOLE                   211800
CNX GAS CORP                   COM              12618H309    14060   349512 SH       SOLE                   349512
GREAT LAKES BANCORP INC NEW    COM              390914109     3998   333162 SH       SOLE                   333162
HOSPIRA INC                    COM              441060100    15971   390500 SH       SOLE                   390500
IMAX CORP                      COM              45245E109      873   173282 SH       SOLE                   173282
INNOPHOS HOLDINGS INC          COM              45774N108     3976   229960 SH       SOLE                   229960
MASTERCARD INC                 CL A             57636Q104    13577   127800 SH       SOLE                   127800
MOLECULAR INSIGHT PHARM INC    COM              60852M104     4752   400000 SH       SOLE                   400000
NATIONAL FUEL GAS CO N J       COM              636180101    17840   412400 SH       SOLE                   412400
PHH CORP                       COM NEW          693320202    11427   373924 SH       SOLE                   373924
SAIC INC                       COM              78390X101    13226   763600 SH       SOLE                   763600
TEKELEC                        COM              879101103     3489   234000 SH       SOLE                   234000
UNION PAC CORP                 COM              907818108    10500   103400 SH       SOLE                   103400
WASHINGTON GROUP INTL INC      COM NEW          938862208    14302   215326 SH       SOLE                   215326
WESTERN UN CO                  COM              959802109     9324   424765 SH       SOLE                   424765